Investment Strategy	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on August 31, 2026, following which each Fund will reset and commence a new Outcome Period beginning September 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or August 31, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer10 Sep ETF	SEPT	September 1, 2026, to August 31, 2027	13.51% - 16.51% (before management fee) 12.77% - 15.77% (after management fee)
AllianzIM U.S. Equity Buffer20 Sep ETF	SEPW	September 1, 2026, to August 31, 2027	9.29% - 12.29% (before management fee) 8.55% - 11.55% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	SIXP	September 1, 2026, to February 28, 2027	5.46% - 8.46% (before management fee) 5.10% - 8.10% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on August 31, 2026, following which each Fund will reset and commence a new Outcome Period beginning September 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or August 31, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer10 Sep ETF	SEPT	September 1, 2026, to August 31, 2027	13.51% - 16.51% (before management fee) 12.77% - 15.77% (after management fee)
AllianzIM U.S. Equity Buffer20 Sep ETF	SEPW	September 1, 2026, to August 31, 2027	9.29% - 12.29% (before management fee) 8.55% - 11.55% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	SIXP	September 1, 2026, to February 28, 2027	5.46% - 8.46% (before management fee) 5.10% - 8.10% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on August 31, 2026, following which each Fund will reset and commence a new Outcome Period beginning September 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or August 31, 2026. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity Buffer10 Sep ETF	SEPT	September 1, 2026, to August 31, 2027	13.51% - 16.51% (before management fee) 12.77% - 15.77% (after management fee)
AllianzIM U.S. Equity Buffer20 Sep ETF	SEPW	September 1, 2026, to August 31, 2027	9.29% - 12.29% (before management fee) 8.55% - 11.55% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	SIXP	September 1, 2026, to February 28, 2027	5.46% - 8.46% (before management fee) 5.10% - 8.10% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund’s current Outcome Period will end on August 31, 2026, following which the Fund will reset and commence its new Outcome Period on September 1, 2026, as shown in the table below.

The Fund’s Spread is not determined until after the end of the last market day prior to the new Outcome Period, or August 31, 2026. As of the date of this Supplement, the Spread for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	SEPU	September 1, 2026, to August 31, 2027	4.31% - 5.31% (before management fee) 5.05% - 6.05% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.